Schedule of Intangible Assets Subject to Amortization (Detail) (USD $) In Thousands, unless otherwise specified	Jun. 30, 2013	Jun. 30, 2012
Finite-Lived Intangible Assets [Line Items]
Intangible assets, gross	$ 2,871	$ 2,691
Less: Accumulated amortization	(1,241)	(1,019)
Intangible assets, net	1,630	1,672
Licenses [Member]
Finite-Lived Intangible Assets [Line Items]
Intangible assets, gross	1,080	991
Patents [Member]
Finite-Lived Intangible Assets [Line Items]
Intangible assets, gross	1,789	1,700
Other [Member]
Finite-Lived Intangible Assets [Line Items]
Intangible assets, gross	$ 2